Commitments and Contingencies - Additional Information (Detail) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Markets	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments And Contingencies [Line Items]
Loss contingency accrual	$ 2,200		$ 2,600	$ 2,500
Capital lease obligation	13,700		17,700	18,800
Property and equipment, net	65,659		63,626	55,274	$ 62,790
Capital lease obligations, net of current portion	4,949		7,935	11,171
Capital expenditure	11,435	$ 4,526	11,642	26,982	$ 30,500
Accumulated amortization	$ 50,131		41,635	$ 27,112
Software Licenses, Marketing Activities, and Other Goods and Services
Commitments And Contingencies [Line Items]
Other off-balance sheet obligations			$ 61,400
Spectrum licenses
Commitments And Contingencies [Line Items]
Lease agreements term	7 years		7 years
Number of mid-sized metropolitan markets | Markets			40
Vehicles
Commitments And Contingencies [Line Items]
Lease agreements term	36 months		36 months
Average remaining life for fleet	14 months		19 months
Build-to-suit lease building
Commitments And Contingencies [Line Items]
Property and equipment, net	$ 8,200		$ 5,000
Capital lease obligations, net of current portion			4,600
Capital expenditure			400
Accumulated amortization	$ 200		$ 0